Net operating loss carryfowards (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	$ 1,156,371
Expires 2017 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	3,312
Expires 2018 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	14,928
Expires 2019 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	1
Expires 2021 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	76
Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	971
Expires 2023 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	1,248
Expires 2024 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	10,963
Expires 2027 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	51,452
Expires 2028 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	511,561
Expires 2029 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	198,224
Expires 2030 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	197,090
Expires 2031 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	139,512
Expires 2032 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	25,276
Expires 2033 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	$ 1,757